Leases, Lease Arrangements as Lessee (Details)		12 Months Ended
	Dec. 10, 2020 USD ($) Vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 01, 2020 USD ($)
Bareboat Chartered-in Vessels [Abstract]
Discount rate used to calculate present value of lease payments	6.72%
Revenues		$ 80,415,000	$ 86,127,000	$ 82,949,000
Deposit asset		0	2,000,000
Navigare Lease [Member]
Bareboat Chartered-in Vessels [Abstract]
Minimum percentage of voting rights	50.10%
Minimum liquidity requirement	$ 4,000,000
Operating lease ROU asset	45,765,000
Operating lease liability	43,759,000
Initial direct costs	1,666,000
Loss on sale of vessels	$ (340,000)
Number of vessels sold | Vessel	2
Cash paid for operating leases		6,950,000	10,039,000
Revenues		$ 16,782,000	16,831,000
Deposit asset			2,000,000
Navigare Lease [Member] | M/T Eco Beverly Hills [Member]
Bareboat Chartered-in Vessels [Abstract]
Term of lease					5 years
Daily bareboat hire rate for first two years					$ 16,750
Daily bareboat hire rate for next two years					14,000
Daily bareboat hire rate for fifth year					$ 10,000
Deposit asset			1,000,000
Navigare Lease [Member] | M/T Eco Bel Air [Member]
Bareboat Chartered-in Vessels [Abstract]
Term of lease	5 years
Daily bareboat hire rate for first two years	$ 16,750
Daily bareboat hire rate for next two years	14,000
Daily bareboat hire rate for fifth year	$ 10,000
Deposit asset			$ 1,000,000